Expense Example, No Redemption - Federated Hermes Total Return Bond Fund	Nov. 30, 2025 USD ($)
A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 544
Expense Example, No Redemption, 3 Years	745
Expense Example, No Redemption, 5 Years	962
Expense Example, No Redemption, 10 Years	1,586
C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	149
Expense Example, No Redemption, 3 Years	462
Expense Example, No Redemption, 5 Years	797
Expense Example, No Redemption, 10 Years	1,614
R
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	116
Expense Example, No Redemption, 3 Years	362
Expense Example, No Redemption, 5 Years	628
Expense Example, No Redemption, 10 Years	1,386
IS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	46
Expense Example, No Redemption, 3 Years	144
Expense Example, No Redemption, 5 Years	252
Expense Example, No Redemption, 10 Years	567
SS
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	97
Expense Example, No Redemption, 3 Years	303
Expense Example, No Redemption, 5 Years	525
Expense Example, No Redemption, 10 Years	1,166
R6
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	41
Expense Example, No Redemption, 3 Years	128
Expense Example, No Redemption, 5 Years	224
Expense Example, No Redemption, 10 Years	$ 505